Finance receivables (Schedule of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 16,000,376	¥ 15,295,281
Deferred origination costs	172,298	169,467
Unearned income	(804,591)	(754,836)
Allowance for credit losses	(159,212)	(154,281)
Total finance receivables, net	15,208,871	14,555,631
Less - Current portion	(6,196,649)	(5,912,684)
Noncurrent finance receivables, net	9,012,222	8,642,947
Total finance receivables, net	15,208,871	14,555,631
Retail Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	11,453,352	11,156,798
Allowance for credit losses	(104,354)	(98,853)	¥ (109,316)	¥ (89,439)
Finance Lease Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	1,265,882	1,144,312
Allowance for credit losses	(23,962)	(24,600)	(29,303)	(30,585)
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	3,281,142	2,994,171
Allowance for credit losses	¥ (30,896)	¥ (30,828)	¥ (30,053)	¥ (26,358)